Business Combination (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2024	Jan. 31, 2024
Business Combination [Line Items]
Net assets		$ 11,960
Net loss	¥ (19,314,134)	(2,710,070)	¥ (26,228,035)
Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”) [Member]
Business Combination [Line Items]
Acquired percentage					51.00%
Net assets | ¥	¥ 341
Net loss		961,351
Shenzhen Jiniu International Logistics Co., Ltd. (“Jiniu”) [Member]
Business Combination [Line Items]
Acquired percentage					51.00%
Net assets		19,755
Net loss		183,146
HYTX Warehouse Inc. (“HYTX”) [Member]
Business Combination [Line Items]
Acquired percentage				51.00%
Net loss		39,091
Business Combination [Member]
Business Combination [Line Items]
Consideration for acquisitions